Schedule of Investments (unaudited)
November 30, 2025
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 83.0%
Communication Services — 12.1%
Diversified Telecommunication Services — 5.3%
AT&T Inc., Senior Notes	2.250%	2/1/32	$1,360,000	$1,199,796
AT&T Inc., Senior Notes	2.550%	12/1/33	420,000	360,483
AT&T Inc., Senior Notes	5.350%	9/1/40	10,000	10,043
AT&T Inc., Senior Notes	5.550%	8/15/41	240,000	242,814
AT&T Inc., Senior Notes	4.350%	6/15/45	352,000	296,766
AT&T Inc., Senior Notes	3.500%	9/15/53	620,000	426,970
AT&T Inc., Senior Notes	3.800%	12/1/57	6,730,000	4,785,557
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	490,000	437,812
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	780,000	688,296
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	640,000	585,710
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	1,284,000	1,135,172
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	1,890,000	1,874,817
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	130,000	126,341
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	1,204,000	1,195,120
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,160,000	1,180,864
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	1,600,000	1,162,796
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	10,000	6,335
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	2,360,000	1,714,922
Verizon Communications Inc., Senior Notes	3.875%	3/1/52	1,230,000	934,900
Total Diversified Telecommunication Services				18,365,514
Entertainment — 0.3%
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	102,000	100,999
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	270,000	262,123
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	494,000	452,010
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	130,000	104,103
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	125,000	93,813
Total Entertainment				1,013,048
Media — 4.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	490,000	487,322
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	910,000	919,087
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	540,000	509,283
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,620,000	1,503,838
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	290,000	203,678
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	400,000	383,525
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	910,000	763,905
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	2,150,000	1,727,353
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	$910,000	$699,854
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	1,270,000	834,458
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	90,000	72,472
Comcast Corp., Senior Notes	4.250%	10/15/30	2,390,000	2,396,465
Comcast Corp., Senior Notes	4.000%	8/15/47	10,000	7,705
Comcast Corp., Senior Notes	3.969%	11/1/47	600,000	461,154
Comcast Corp., Senior Notes	2.800%	1/15/51	1,580,000	944,615
Comcast Corp., Senior Notes	2.887%	11/1/51	1,180,000	714,498
Comcast Corp., Senior Notes	2.937%	11/1/56	1,194,000	693,576
Fox Corp., Senior Notes	5.576%	1/25/49	920,000	898,166
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	50,000	51,140
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,510,000	1,610,339
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,150,000	1,068,967
Total Media				16,951,400
Wireless Telecommunication Services — 1.7%
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	540,000	494,850
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	2,350,000	2,252,893
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	1,690,000	1,502,369
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	270,000	246,222
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,390,000	1,049,424
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	680,000	465,066
Total Wireless Telecommunication Services				6,010,824

Total Communication Services				42,340,786
Consumer Discretionary — 2.9%
Automobiles — 0.4%
General Motors Co., Senior Notes	6.600%	4/1/36	350,000	383,440
General Motors Co., Senior Notes	5.150%	4/1/38	220,000	213,788
General Motors Co., Senior Notes	6.250%	10/2/43	660,000	678,145
General Motors Co., Senior Notes	5.200%	4/1/45	260,000	236,557
Total Automobiles				1,511,930
Broadline Retail — 1.0%
Amazon.com Inc., Senior Notes	3.100%	5/12/51	3,930,000	2,717,681
Amazon.com Inc., Senior Notes	2.700%	6/3/60	1,100,000	642,656
Total Broadline Retail				3,360,337
Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp., Senior Notes	3.625%	9/1/49	2,510,000	1,884,076
Sands China Ltd., Senior Notes	2.300%	3/8/27	950,000	926,425
Sands China Ltd., Senior Notes	2.850%	3/8/29	570,000	538,174
Total Hotels, Restaurants & Leisure				3,348,675
Specialty Retail — 0.5%
Home Depot Inc., Senior Notes	4.950%	9/15/52	1,930,000	1,799,949

Total Consumer Discretionary				10,020,891
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2025 Quarterly Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Staples — 2.1%
Tobacco — 2.1%
Altria Group Inc., Senior Notes	4.800%	2/14/29	$4,000	$4,069
Altria Group Inc., Senior Notes	2.450%	2/4/32	840,000	744,762
Altria Group Inc., Senior Notes	3.400%	2/4/41	920,000	717,460
Altria Group Inc., Senior Notes	3.700%	2/4/51	2,550,000	1,837,234
BAT Capital Corp., Senior Notes	7.750%	10/19/32	2,430,000	2,856,553
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,130,000	1,127,462

Total Consumer Staples				7,287,540
Energy — 14.0%
Oil, Gas & Consumable Fuels — 14.0%
BP Capital Markets America Inc., Senior Notes	3.001%	3/17/52	3,160,000	2,079,172
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	2,100,000	1,940,968 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	886,000	783,766 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	340,000	333,068 (a)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	70,000	72,221 (a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	2,250,000	2,255,242
Devon Energy Corp., Senior Notes	5.600%	7/15/41	750,000	732,372
Devon Energy Corp., Senior Notes	4.750%	5/15/42	660,000	578,078
Devon Energy Corp., Senior Notes	5.000%	6/15/45	680,000	596,140
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	450,000	420,847
Ecopetrol SA, Senior Notes	5.875%	11/2/51	4,250,000	3,094,462
Energy Transfer LP, Senior Notes	5.250%	4/15/29	180,000	185,287
Energy Transfer LP, Senior Notes	3.750%	5/15/30	1,550,000	1,512,742
Energy Transfer LP, Senior Notes	6.250%	4/15/49	200,000	201,257
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	400,000	402,518
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	1,280,000	1,217,352
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	210,000	157,563
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	1,620,000	1,621,460 (b)
EOG Resources Inc., Senior Notes	4.950%	4/15/50	3,420,000	3,116,868
EQT Corp., Senior Notes	7.000%	2/1/30	2,250,000	2,448,677
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	530,000	452,421
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	1,750,000	1,500,834
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	4,960,000	4,729,588 (a)
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	1,880,000	1,858,257
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	600,000	677,176
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	200,000	229,732
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	200,000	213,698
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	830,000	661,460
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	2,290,000	1,673,013
Pertamina Persero PT, Senior Notes	5.625%	5/20/43	2,130,000	2,107,112 (a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,480,000	1,427,116
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,420,000	1,192,182 (a)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,100,000	879,458
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	307,000	250,011
Shell Finance US Inc., Senior Notes	4.550%	8/12/43	880,000	800,702
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Shell Finance US Inc., Senior Notes	3.250%	4/6/50	$880,000	$623,553
Targa Resources Corp., Senior Notes	6.250%	7/1/52	250,000	256,327
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	150,000	150,752
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	1,600,000	1,510,795 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	530,000	507,537
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	1,130,000	890,399
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	1,610,000	1,583,974
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	120,000	104,500
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	10,000	12,214
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	970,000	902,895

Total Energy				48,945,766
Financials — 26.4%
Banks — 16.5%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	600,000	599,650 (b)
Bank of America Corp., Senior Notes	5.000%	1/21/44	1,050,000	1,035,833
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	7,280,000	6,607,413 (b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	2,840,000	2,611,315 (b)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	3,320,000	3,242,634 (b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	1,330,000	1,354,864 (b)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	2,910,000	2,757,473 (a)(b)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	1,840,000	1,845,978 (a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	910,000	1,177,478
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	680,000	631,067 (b)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	6,760,000	6,886,287 (b)
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	640,000	643,279
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	170,000	151,652
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	1,070,000	1,021,293 (a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	1,240,000	1,241,462 (a)(b)
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	2,220,000	2,216,813 (b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	1,640,000	1,532,168 (b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	1,120,000	782,048 (b)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	380,000	310,350 (b)
JPMorgan Chase & Co., Senior Notes (4.032% to 7/24/47 then 3 mo. Term SOFR + 1.722%)	4.032%	7/24/48	1,610,000	1,346,768 (b)
JPMorgan Chase & Co., Senior Notes (4.912% to 7/25/32 then SOFR + 2.080%)	4.912%	7/25/33	6,445,000	6,619,368 (b)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	430,000	412,535
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	430,000	406,109 (b)
NatWest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	1,100,000	1,126,816 (b)
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2025 Quarterly Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	$450,000	$466,634 (b)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	500,000	469,464 (a)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	270,000	289,854 (b)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	5,657,000	4,989,716 (b)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	2,140,000	2,267,370 (b)
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,010,000	901,008
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	1,720,000	1,570,483
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	190,000	161,902
Total Banks				57,677,084
Capital Markets — 5.5%
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	1,520,000	1,402,406
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	1,120,000	835,370 (b)
Goldman Sachs Group Inc., Senior Notes (3.436% to 2/24/42 then SOFR + 1.632%)	3.436%	2/24/43	1,810,000	1,436,667 (b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	880,000	881,989 (b)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	900,000	1,014,151
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	880,000	838,625
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	1,310,000	1,231,106 (b)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	5,460,000	6,032,442 (b)
UBS Group AG, Senior Notes (3.126% to 8/13/29 then 3 mo. USD LIBOR + 1.468%)	3.126%	8/13/30	1,970,000	1,891,739 (a)(b)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	3,660,000	3,635,443 (a)(b)
Total Capital Markets				19,199,938
Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	670,000	648,786
Mastercard Inc., Senior Notes	3.650%	6/1/49	7,960,000	6,219,349
Visa Inc., Senior Notes	4.300%	12/14/45	4,875,000	4,319,374
Total Financial Services				11,187,509
Insurance — 1.2%
MetLife Inc., Senior Notes	4.050%	3/1/45	30,000	25,129
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	5,070,000	4,246,405 (a)
Total Insurance				4,271,534
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
Blackstone Holdings Finance Co. LLC, Senior Notes	5.000%	6/15/44	90,000	84,755 (a)

Total Financials				92,420,820
Health Care — 8.3%
Biotechnology — 2.6%
AbbVie Inc., Senior Notes	3.200%	11/21/29	700,000	679,174
AbbVie Inc., Senior Notes	4.400%	11/6/42	4,050,000	3,681,446
AbbVie Inc., Senior Notes	4.875%	11/14/48	3,630,000	3,382,111
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	1,640,000	1,519,218
Total Biotechnology				9,261,949
Health Care Providers & Services — 4.8%
Cigna Group, Senior Notes	4.800%	8/15/38	900,000	871,826
Cigna Group, Senior Notes	3.400%	3/15/50	4,870,000	3,467,603
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
CVS Health Corp., Senior Notes	2.125%	9/15/31	$590,000	$519,059
CVS Health Corp., Senior Notes	5.125%	7/20/45	2,000,000	1,833,283
Elevance Health Inc., Senior Notes	4.100%	5/15/32	2,540,000	2,481,211
Humana Inc., Senior Notes	2.150%	2/3/32	1,100,000	955,284
Humana Inc., Senior Notes	4.950%	10/1/44	1,050,000	939,595
Humana Inc., Senior Notes	4.800%	3/15/47	1,750,000	1,507,438
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	740,000	734,973
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	80,000	73,249
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	1,020,000	878,065
UnitedHealth Group Inc., Senior Notes	5.875%	2/15/53	1,340,000	1,382,726
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	1,750,000	1,092,026
Total Health Care Providers & Services				16,736,338
Pharmaceuticals — 0.9%
Pfizer Inc., Senior Notes	2.550%	5/28/40	1,640,000	1,221,937
Pfizer Inc., Senior Notes	4.000%	3/15/49	2,170,000	1,778,549
Total Pharmaceuticals				3,000,486

Total Health Care				28,998,773
Industrials — 5.2%
Aerospace & Defense — 3.4%
Boeing Co., Senior Notes	2.800%	3/1/27	10,000	9,824
Boeing Co., Senior Notes	3.250%	2/1/35	1,510,000	1,323,648
Boeing Co., Senior Notes	5.705%	5/1/40	570,000	586,047
Boeing Co., Senior Notes	3.750%	2/1/50	230,000	170,846
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	560,000	551,306
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	1,490,000	1,473,173
Lockheed Martin Corp., Senior Notes	4.090%	9/15/52	6,580,000	5,356,827
Northrop Grumman Corp., Senior Notes	4.030%	10/15/47	2,170,000	1,781,225
RTX Corp., Senior Notes	4.050%	5/4/47	740,000	610,286
Total Aerospace & Defense				11,863,182
Building Products — 0.1%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	260,000	244,984
Ground Transportation — 0.9%
Union Pacific Corp., Senior Notes	2.891%	4/6/36	1,450,000	1,234,363
Union Pacific Corp., Senior Notes	3.839%	3/20/60	1,890,000	1,403,093
Union Pacific Corp., Senior Notes	3.750%	2/5/70	920,000	638,539
Total Ground Transportation				3,275,995
Passenger Airlines — 0.0%††
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	10,000	10,063 (a)
Transportation Infrastructure — 0.8%
DP World Ltd., Senior Notes	5.625%	9/25/48	2,750,000	2,740,557 (a)

Total Industrials				18,134,781
Information Technology — 2.5%
Semiconductors & Semiconductor Equipment — 2.0%
Broadcom Inc., Senior Notes	4.150%	11/15/30	189,000	188,942
Broadcom Inc., Senior Notes	3.137%	11/15/35	940,000	823,631 (a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	90,000	77,763 (a)
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2025 Quarterly Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — continued
Broadcom Inc., Senior Notes	4.926%	5/15/37	$769,000	$773,232 (a)
Intel Corp., Senior Notes	4.750%	3/25/50	1,240,000	1,045,971
Intel Corp., Senior Notes	3.050%	8/12/51	820,000	518,683
Texas Instruments Inc., Senior Notes	3.650%	8/16/32	1,560,000	1,505,094
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	2,280,000	2,090,684
Total Semiconductors & Semiconductor Equipment				7,024,000
Software — 0.5%
Oracle Corp., Senior Notes	3.250%	5/15/30	1,910,000	1,795,742

Total Information Technology				8,819,742
Materials — 2.8%
Metals & Mining — 1.6%
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	2,500,000	2,436,552
Southern Copper Corp., Senior Notes	5.250%	11/8/42	3,260,000	3,139,551
Total Metals & Mining				5,576,103
Paper & Forest Products — 1.2%
Celulosa Arauco y Constitucion SA, Senior Notes	5.500%	4/30/49	1,740,000	1,566,229 (a)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	2,670,000	2,756,755
Total Paper & Forest Products				4,322,984

Total Materials				9,899,087
Real Estate — 0.1%
Retail REITs — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	200,000	175,286 (a)

Utilities — 6.6%
Electric Utilities — 6.6%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	2,400,000	2,174,128 (a)
Duke Energy Indiana LLC, First Mortgage Bonds	3.250%	10/1/49	220,000	154,192
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	4,750,000	4,726,266
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	5,870,000	5,233,895
MidAmerican Energy Co., First Mortgage Bonds	3.950%	8/1/47	1,581,000	1,273,398
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	980,000	945,484
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	190,000	130,955
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.375%	2/5/50	4,000,000	3,237,328 (a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.000%	6/30/50	7,080,000	5,318,691 (a)

Total Utilities				23,194,337
Total Corporate Bonds & Notes (Cost — $296,564,088)				290,237,809
Asset-Backed Securities — 5.8%
AIMCO CLO Ltd., 2021-15A AR (3 mo. Term SOFR + 1.200%)	5.082%	4/17/38	6,500,000	6,501,652 (a)(b)
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. Term SOFR + 1.262%)	5.146%	4/20/31	711,318	711,502 (a)(b)
Elevation CLO Ltd., 2025-18A A1 (3 mo. Term SOFR + 1.240%)	5.124%	3/28/38	4,360,000	4,366,390 (a)(b)
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	5.404%	4/20/37	2,000,000	2,005,201 (a)(b)
Empower CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.600%)	5.458%	4/25/37	3,050,000	3,059,286 (a)(b)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	5.714%	1/20/37	2,000,000	2,007,486 (a)(b)
Trinitas CLO Ltd., 2023-25A A1 (3 mo. Term SOFR + 1.850%)	5.710%	1/23/37	1,810,000	1,816,731 (a)(b)

Total Asset-Backed Securities (Cost — $20,417,763)				20,468,248
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Sovereign Bonds — 4.7%
Israel — 0.5%

Israel Government International Bond, Senior Notes	4.125%	1/17/48	$2,440,000	$1,932,543
Kazakhstan — 0.6%

Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	2,130,000	1,980,727 (a)
Mexico — 3.6%
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	16,780,000	12,426,429

Total Sovereign Bonds (Cost — $15,934,362)				16,339,699
U.S. Government & Agency Obligations — 0.6%
U.S. Government Obligations — 0.6%
U.S. Treasury Bonds	4.750%	2/15/45	90,000	91,445
U.S. Treasury Bonds	4.875%	8/15/45	150,000	154,734
U.S. Treasury Bonds	3.000%	2/15/48	1,020,000	779,424
U.S. Treasury Bonds	1.375%	8/15/50	10,000	5,090
U.S. Treasury Bonds	4.000%	11/15/52	10,000	8,930
U.S. Treasury Bonds	4.625%	5/15/54	720,000	713,953
U.S. Treasury Notes	4.000%	2/28/30	30,000	30,505
U.S. Treasury Notes	4.000%	5/31/30	230,000	234,003

Total U.S. Government & Agency Obligations (Cost — $2,358,849)				2,018,084
Total Investments — 94.1% (Cost — $335,275,062)				329,063,840
Other Assets in Excess of Liabilities — 5.9%				20,728,584
Total Net Assets — 100.0%				$349,792,424

††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At November 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	152	3/26	$31,718,937	$31,746,625	$27,688
U.S. Treasury 5-Year Notes	293	3/26	32,043,249	32,161,329	118,080
U.S. Treasury Long-Term Bonds	438	3/26	51,174,687	51,437,625	262,938
U.S. Treasury Ultra 10-Year Notes	34	3/26	3,915,903	3,950,907	35,004
					443,710
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2025 Quarterly Report

 Western Asset SMASh Series C Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury 10-Year Notes	424	3/26	$47,920,705	$48,057,750	$(137,045)
U.S. Treasury Ultra Long-Term Bonds	312	3/26	37,293,210	37,732,500	(439,290)
					(576,335)
Net unrealized depreciation on open futures contracts					$(132,625)
At November 30, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.45 Index	$614,439,000	12/20/30	1.000% quarterly	$13,820,909	$13,642,490	$178,419

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset SMASh Series C Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadvisers do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset SMASh Series C Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$290,237,809	—	$290,237,809
Asset-Backed Securities	—	20,468,248	—	20,468,248
Sovereign Bonds	—	16,339,699	—	16,339,699
U.S. Government & Agency Obligations	—	2,018,084	—	2,018,084
Total Investments	—	$329,063,840	—	$329,063,840
Other Financial Instruments:
Futures Contracts††	$443,710	—	—	$443,710
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	$178,419	—	178,419
Total Other Financial Instruments	$443,710	$178,419	—	$622,129
Total	$443,710	$329,242,259	—	$329,685,969
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$576,335	—	—	$576,335

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset SMASh Series C Fund 2025 Quarterly Report